INCOME TAXES (Details 2) (CNY) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Deferred Tax Assets, Tax Credit Carryforwards	170,328	94,454
2012
Deferred Tax Assets, Tax Credit Carryforwards	11,694	11,694
2013
Deferred Tax Assets, Tax Credit Carryforwards	15,747	25,586
2014
Deferred Tax Assets, Tax Credit Carryforwards	0	188
2015
Deferred Tax Assets, Tax Credit Carryforwards	10,997	11,042
2016
Deferred Tax Assets, Tax Credit Carryforwards	54,491	45,944
2017
Deferred Tax Assets, Tax Credit Carryforwards	77,399	0